EMPLOYEE BENEFIT PLANS - Pension and Retirements Expenses (Q3) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Multiemployer Plans [Line Items]
Service cost	$ 7	$ 7	$ 22	$ 23
Non-service pension benefit	(16)	(47)	(47)	(124)	$ 154	$ 168	$ 139
Net periodic pension benefit - employer	(9)	(11)	(25)	(33)
UTC Sponsored Defined Benefit Plans
Multiemployer Plans [Line Items]
Service cost	0	4	0	13	18	22	23
Non-service pension benefit	0	(20)	(2)	(59)	(81)	(80)	(57)
Net periodic pension benefit - employer	$ 0	$ (16)	$ (2)	$ (46)	$ (63)	$ (58)	$ (34)